Condensed Consolidated Statements of Cash Flows $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 1,474
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4
Gain on extinguishment of debt	(24)
Stock-based compensation	15
Bad debt expense	(70)
Deferred income tax	(4)
Gain on changes in fair value of liability warrants	(3,661)
Other noncash items	(9)
Change in operating assets and liabilities:
Accounts and other receivables	321
Inventory	(72)
Prepaid expenses and other current assets	(66)
Accounts payable and accrued liabilities	(27)
Net cash used in operating activities	(2,119)
Cash flows from financing activities:
Proceeds from sale and issuance of securities, net	4,758
Repayment of convertible notes payable	(811)
Net cash provided by financing activities	3,947
Effect of currency exchange rate changes on cash and cash equivalents	(6)
Net change in cash, cash equivalents and restricted cash	1,822
Cash, cash equivalents and restricted cash at beginning of year	793
Cash, cash equivalents and restricted cash at end of year	2,615
Supplemental disclosure:
Cash paid for income taxes	154
Noncash investing and financing activities:
Allocation of proceeds to warrant liability at issuance (non-cash)	$ 4,758